Citigroup Mortgage Loan Trust 2021-INV3

Exhibit 99.1 - Schedule 4

Field Name	# of Variances	# Loans	% Variance
Amortization Type	0	764	0.00%
First Payment Date	0	764	0.00%
Appraisal Date	0	764	0.00%
Appraisal Age	0	764	0.00%
Maturity Date	0	764	0.00%
Original Loan Amount	0	764	0.00%
Original Interest Only Flag	0	764	0.00%
Original Interest Rate	0	764	0.00%
Original Amortization Term	0	764	0.00%
Original Term to Maturity	0	764	0.00%
City	0	764	0.00%
State	0	764	0.00%
Zip Code	0	764	0.00%
Gross Margin	0	764	0.00%
Index	0	764	0.00%
First Rate Adjustment Date (ARMs)	0	764	0.00%
Rate Frequency	0	764	0.00%
Initial Interest Rate Cap (Change Up)	0	764	0.00%
Initial Interest Rate Cap (Change Down)	0	764	0.00%
Subsequent Interest Rate Cap (Change Up)	0	764	0.00%
Subsequent Interest Rate Cap (Change Down)	0	764	0.00%
Lifetime Maximum Rate	0	764	0.00%
Lifetime Minimum Rate	0	764	0.00%
Prepayment Penalty Flag (Y/N)	0	764	0.00%
Mortgage Insurance	0	764	0.00%
Mortgage Insurance Company Name	0	764	0.00%
Mortgage Insurance Percent	0	764	0.00%
Borrower Original FICO Score	0	764	0.00%
Borrower Original FICO Score Date	0	764	0.00%
Co-Borrower Original FICO Score	0	764	0.00%
Co-Borrower Original FICO Score Date	0	764	0.00%
Property Type	0	764	0.00%
Purpose Of Loan Proceeds	0	764	0.00%
Occupancy Type	0	764	0.00%
Appraisal Value At Origination	0	764	0.00%
Sales Price	0	764	0.00%
Lien Position	0	764	0.00%
Leasehold	0	764	0.00%
Underwriting Guidelines and Version	0	764	0.00%
ATR Excempt	0	764	0.00%
Documentation Type	0	764	0.00%
Original P&I	0	764	0.00%
Grand Total	0	32088	0.00%
Total Loan Count	764